Financial assets available for sale (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Debt instruments
Government and government agencies	[1]	SFr 7,000	SFr 11,650
of which: USA	[1]	6,569	7,779
Banks	[1]	299	1,845
Corporates and other	[1]	821	1,554
Total debt instruments	[1]	8,120	15,048
Equity instruments	[1]	546	628
Total financial assets available for sale	[1],[2]	8,665	15,676
Unrealized gains - before tax	[1]	216	309
Unrealized (losses) - before tax	[1]	(105)	(117)
Net unrealized gains / (losses) - before tax	[1]	111	193
Net unrealized gains / (losses) - after tax	[1]	8	96
UBS AG
Debt instruments
Government and government agencies	[1]	7,000	11,650
of which: USA	[1]	6,569	7,779
Banks	[1]	299	1,845
Corporates and other	[1]	821	1,554
Total debt instruments	[1]	8,120	15,048
Equity instruments	[1]	546	628
Total financial assets available for sale	[1],[2]	8,665	15,676
Unrealized gains - before tax	[1]	216	309
Unrealized (losses) - before tax	[1]	(105)	(117)
Net unrealized gains / (losses) - before tax	[1]	111	193
Net unrealized gains / (losses) - after tax	[1]	SFr 8	SFr 96

[1]	Refer to Note 22c for more information on product type and fair value hierarchy categorization.
[2]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.